Goodwill (Details) - GBP (£) £ in Thousands			12 Months Ended
		Dec. 23, 2017	Jan. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning	[1]		£ 2,478
Goodwill, ending	[1]		1,814
Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			2,478
Goodwill, ending			1,814
Cost | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			2,478
Goodwill, ending			2,478
Accumulated impairment | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			0
Impairment			(664)
Goodwill, ending			(664)
Discuva Limited
Reconciliation of changes in goodwill [abstract]
Percentage of voting equity interests acquired		100.00%
Discuva Limited | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			1,814
Goodwill, ending			1,814
Discuva Limited | Cost | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			1,814
Goodwill, ending			1,814
Additional recognition, goodwill		£ 1,800
Discuva Limited | Accumulated impairment | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			0
Impairment			0
Goodwill, ending			0
MuOx Limited | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			664
Goodwill, ending			0
MuOx Limited | Cost | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			664
Goodwill, ending			664
MuOx Limited | Accumulated impairment | Goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning			0
Impairment			(664)
Goodwill, ending			£ (664)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'